Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722			54.3 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%	%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%	%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.39385%	%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%	%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%	%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%	%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%	%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,217,256.28

Principal:
Principal Collections	$32,068,333.46
Prepayments in Full	$14,816,848.73
Liquidation Proceeds	$578,326.46
Recoveries	$35,903.60
Sub Total	$47,499,412.25
Collections	$52,716,668.53

Purchase Amounts:
Purchase Amounts Related to Principal	$332,694.49
Purchase Amounts Related to Interest	$1,508.39
Sub Total	$334,202.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,050,871.41

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,050,871.41
Servicing Fee	$1,019,216.04	$1,019,216.04	$0.00	$0.00	$52,031,655.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,031,655.37
Interest - Class A-2a Notes	$948,800.38	$948,800.38	$0.00	$0.00	$51,082,854.99
Interest - Class A-2b Notes	$739,052.69	$739,052.69	$0.00	$0.00	$50,343,802.30
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$48,439,202.30
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$48,079,862.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,079,862.30
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$47,886,829.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,886,829.55
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$47,886,829.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,886,829.55
Regular Principal Payment	$54,264,517.12	$47,886,829.55	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,050,871.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,886,829.55
Total					$47,886,829.55

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,102,615.34	$83.14	$948,800.38	$2.91	$28,051,415.72	$86.05
Class A-2b Notes	$20,784,214.21	$83.14	$739,052.69	$2.96	$21,523,266.90	$86.10
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,886,829.55	$30.33	$4,144,825.82	$2.63	$52,031,655.37	$32.96

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$254,711,510.66	0.7813237	$227,608,895.32	0.6981868
Class A-2b Notes	$195,330,913.09	0.7813237	$174,546,698.88	0.6981868
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,137,982,423.75	0.7207256	$1,090,095,594.20	0.6903971

Pool Information
Weighted Average APR	4.902% %	4.912% %
Weighted Average Remaining Term	47.71	47.03
Number of Receivables Outstanding	37,875	36,950
Pool Balance	$1,223,059,249.81	$1,174,834,916.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,160,867,803.84	$1,115,296,872.43
Pool Factor	0.7330824	0.7041775

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$59,538,044.47
Targeted Overcollateralization Amount	$91,117,010.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,739,322.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$428,129.77
(Recoveries)		9	$35,903.60
Net Loss for Current Collection Period			$392,226.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3848%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4473%	%
Second Prior Collection Period			0.3745%	%
Prior Collection Period			0.1858%	%
Current Collection Period			0.3926%	%
Four Month Average (Current and Prior Three Collection Periods)			0.3500%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		722	$2,513,483.16
(Cumulative Recoveries)			$155,623.84
Cumulative Net Loss for All Collection Periods			$2,357,859.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1413%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,481.28
Average Net Loss for Receivables that have experienced a Realized Loss			$3,265.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81% %	232	$9,465,103.10
61-90 Days Delinquent	0.16% %	42	$1,826,744.65
91-120 Days Delinquent	0.02% %	8	$233,131.85
Over 120 Days Delinquent	0.02% %	5	$229,420.70
Total Delinquent Receivables	1.00% %	287	$11,754,400.30

Repossession Inventory:
Repossessed in the Current Collection Period		17	$968,493.61
Total Repossessed Inventory		24	$1,239,875.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1138%	%
Prior Collection Period			0.1135%	%
Current Collection Period			0.1488%	%
Three Month Average			0.1254%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1949%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	142	$5,971,421.07
2 Months Extended	159	$7,051,227.56
3+ Months Extended	41	$1,678,766.20

Total Receivables Extended	342	$14,701,414.83

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer